Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Profit before income tax and social contribution	R$ 3,170,156	R$ 1,326,002	R$ 4,677,942
Adjustments for:
Depreciation and amortization	2,253,322	2,037,112	1,780,094
Residual value of property, plant and equipment, intangible assets and investment properties written-off	27,754	16,590	45,434
Bad debt expense	643,730	444,826	128,099
Agreement signed with the municipality of Mauá		(280,774)
Agreement signed with the municipality of Santo André			(1,336,908)
Provisions and inflation adjustment	380,624	444,090	384,620
Interest calculated on borrowings and financing payable	647,980	559,931	568,679
Inflation adjustment and exchange gains (losses) on borrowings and financing	177,269	2,267,179	280,526
Interest and inflation adjustment on liabilities	37,202	20,931	46,038
Interest and inflation adjustment on assets	(171,173)	(46,946)	(39,547)
Finance charges from customers	(349,491)	(344,513)	(364,291)
Construction margin on intangible assets arising from concession agreements	(98,402)	(86,477)	(65,172)
Provision for Consent Decree (TAC) and Knowledge Retention Program (PRC)	3,195	1,684	(130,345)
Equity results of investments in affiliaties	(22,079)	(14,136)	(3,701)
Interest and monetary restatement (PPP)	464,398	424,639	397,576
Provision from São Paulo agreement	131,878	142,232	135,013
Pension plan obligations	176,673	136,585	267,423
Other adjustments	15,152	5,283	5,863
	7,488,188	7,054,238	6,777,343
Changes in assets
Trade receivables	(742,260)	(213,084)	(72,538)
Accounts receivable from related parties	20,665	83,419	26,358
Inventories	(8,658)	(34,394)	(4,858)
Recoverable taxes	(253,432)	(342,127)	239,437
Escrow deposits	43,865	35,630	(12,302)
Other receivables	31,386	(36,264)	(1,966)
Changes in liabilities
Trade payables and contractors	(245,501)	(248,404)	(349,037)
Services payable	(116,601)	(162,560)	(114,957)
Accrued payroll and related taxes	12,478	(185,020)	159,794
Taxes and contributions	196,255	384,676	63,276
Deferred Cofins/PASEP	10,012	5,751	2,863
Provisions	(184,433)	(227,596)	(241,674)
Pension obligations	(215,937)	(123,014)	(221,784)
Other liabilities	(68,260)	(13,306)	(92,637)
Cash generated from operations	5,967,767	5,977,945	6,157,318
Interest paid	(845,445)	(626,625)	(737,326)
Income tax and social contribution paid	(1,208,569)	(373,112)	(1,222,747)
Net cash generated from operating activities	3,913,753	4,978,208	4,197,245
Cash flows from investing activities
Acquisition of contract assets and intangible assets	(3,696,669)	(3,299,657)	(3,195,247)
Restricted cash	7,275	(9,724)	5,882
Financial investments	1,076,468	(3,411,146)
Investment increase/(decrease)		(5,734)	240
Purchase of property, plant and equipment	(50,281)	(42,407)	(78,159)
Net cash used in investing activities	(2,663,207)	(6,768,668)	(3,267,284)
Borrowings and financing
Proceeds from loans	2,922,811	4,777,474	1,793,388
Payment of loans	(2,896,604)	(3,244,099)	(2,148,198)
Payment of interest on capital	(254,218)	(890,095)	(739,996)
Public-Private Partnership - PPP	(579,486)	(543,346)	(548,079)
Program Contract Commitments	(121,521)	(166,283)	(63,057)
Net cash used in financing activities	(929,018)	(66,349)	(1,705,942)
Increase / (decrease) in cash and cash equivalents	321,528	(1,856,809)	(775,981)
Represented by:
Cash and cash equivalents at the beginning of the year	396,401	2,253,210	3,029,191
Cash and cash equivalents at the end of the year	R$ 717,929	R$ 396,401	R$ 2,253,210